Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Detail) - CAD ($) $ in Millions		3 Months Ended				6 Months Ended
		Apr. 30, 2026		Apr. 30, 2025		Apr. 30, 2026		Apr. 30, 2025
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						$ 7,639		$ 6,723
Provision for credit losses						2,398	[1]	2,578	[2]
Net write-offs						(1,907)		(1,885)
Other, including foreign currency adjustment						(804)		(156)
Provision for credit losses
Balance at end of year		$ 7,326		$ 7,260		7,326		7,260
Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						7,463	[3]	6,536
Provision for credit losses
Balance at end of year		7,150	[4]	7,084	[5]	7,150	[4]	7,084	[5]
Allowance for credit losses on acceptances [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[6]					1		1
Provision for credit losses
Balance at end of year	[6]	1		1		1		1
Allowance for credit losses on off balance sheet exposures [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[7]					175		186
Provision for credit losses
Balance at end of year	[7]	175		175		175		175
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,439		1,280		1,460		1,208
Provision for credit losses						133	[1]	205	[2]
Net write-offs						(61)		(40)
Other, including foreign currency adjustment						(82)		5
Provision for credit losses
Remeasurement	[8]	64		137		135		204
Newly originated or purchased financial assets		10		13		21		25
Derecognition of financial assets and maturities		(10)		(9)		(23)		(17)
Changes in models and methodologies								(7)
Gross write-offs		(38)		(28)		(72)		(52)
Recoveries		4		4		11		12
Foreign exchange and other movements		(19)		(19)		(82)	[9]	5	[9]
Balance at end of year		1,450		1,378		1,450		1,378
Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						1,460
Provision for credit losses
Balance at end of year		1,450		1,378		1,450		1,378
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		2,216		2,426		2,432		2,319
Provision for credit losses						954	[1]	1,080	[2]
Net write-offs						(841)		(930)
Other, including foreign currency adjustment						(291)		(90)
Provision for credit losses
Remeasurement	[8]	441		522		880		1,029
Newly originated or purchased financial assets		93		93		175		194
Derecognition of financial assets and maturities		(48)		(55)		(101)		(119)
Changes in models and methodologies				(28)				(24)
Gross write-offs		(495)		(517)		(984)		(1,075)
Recoveries		73		72		143		145
Foreign exchange and other movements		(26)		(134)		(291)	[9]	(90)	[9]
Balance at end of year		2,254		2,379		2,254		2,379
Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						2,432
Provision for credit losses
Balance at end of year		2,254		2,379		2,254		2,379
Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,215		1,185		1,355		1,160
Provision for credit losses						625	[1]	722	[2]
Net write-offs						(625)		(647)
Other, including foreign currency adjustment						(189)
Provision for credit losses
Remeasurement	[8]	274		390		617		716
Newly originated or purchased financial assets		19		26		40		58
Derecognition of financial assets and maturities		(19)		(19)		(32)		(43)
Changes in models and methodologies								(9)
Gross write-offs		(358)		(365)		(733)		(738)
Recoveries		49		49		108		91
Foreign exchange and other movements		(14)		(31)		(189)	[9]
Balance at end of year		1,166		1,235		1,166		1,235
Credit cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						1,355
Provision for credit losses
Balance at end of year		1,166		1,235		1,166		1,235
Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		4,870		4,891		5,247		4,687
Provision for credit losses
Remeasurement	[8]	779		1,049		1,632		1,949
Newly originated or purchased financial assets		122		132		236		277
Derecognition of financial assets and maturities		(77)		(83)		(156)		(179)
Changes in models and methodologies				(28)				(40)
Gross write-offs		(891)		(910)		(1,789)		(1,865)
Recoveries		126		125		262		248
Foreign exchange and other movements		(59)		(184)		(562)	[9]	(85)	[9]
Balance at end of year		4,870		4,992		4,870		4,992
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						2,392		2,036
Provision for credit losses						686	[1]	571	[2]
Net write-offs						(380)		(268)
Other, including foreign currency adjustment						(242)		(71)
Provision for credit losses
Remeasurement	[8]	431		343		750		578
Newly originated or purchased financial assets		348		317		681		675
Derecognition of financial assets and maturities		(387)		(333)		(749)		(683)
Gross write-offs		(208)		(163)		(406)		(303)
Recoveries		15		17		26		35
Foreign exchange and other movements		(46)		(87)		(238)	[9]	(70)	[9]
Balance at end of period including off-balance sheet exposures		2,455		2,267		2,455		2,267
Less: Allowance for credits losses on off-balance sheet exposures	[7]	(175)		(175)		(175)		(175)
Balance at end of year		2,456		2,268		2,456		2,268
Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		2,302		2,173		2,391		2,035
Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of year	[7]	2,280		2,092		2,280		2,092
Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						2,216
Provision for credit losses
Balance at end of year		2,280		2,092		2,280		2,092
Stage 1 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[3]					1,860
Provision for credit losses
Balance at end of year		1,702	[4]	1,671	[5]	1,702	[4]	1,671	[5]
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		194		160		196		165
Provision for credit losses
Remeasurement	[8]	(65)		(41)		(127)		(99)
Newly originated or purchased financial assets		10		13		21		25
Derecognition of financial assets and maturities		(2)		(2)		(4)		(4)
Changes in models and methodologies								(2)
Transfer to (from)stage 1		66		63		134		116
Transfer to (from)stage 2		(10)		(13)		(20)		(23)
Foreign exchange and other movements		(3)		(2)		(10)	[9]
Balance at end of year		190		178		190		178
Stage 1 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						196
Provision for credit losses
Balance at end of year		190		178		190		178
Stage 1 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		535		554		613		544
Provision for credit losses
Remeasurement	[8]	(144)		(166)		(307)		(328)
Newly originated or purchased financial assets		93		93		175		194
Derecognition of financial assets and maturities		(22)		(20)		(43)		(43)
Changes in models and methodologies				7
Transfer to (from)stage 1		141		161		293		311
Transfer to (from)stage 2		(40)		(48)		(80)		(106)
Transfer to (from)stage 3		(1)		(2)		(2)		(4)
Foreign exchange and other movements		(4)		(45)		(91)	[9]	(34)	[9]
Balance at end of year		558		534		558		534
Stage 1 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						613
Provision for credit losses
Balance at end of year		558		534		558		534
Stage 1 [member] | Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		257		295		338		288
Provision for credit losses
Remeasurement	[8]	(67)		(70)		(139)		(151)
Newly originated or purchased financial assets		19		26		40		58
Derecognition of financial assets and maturities		(9)		(10)		(17)		(23)
Changes in models and methodologies								(2)
Transfer to (from)stage 1		74		95		154		183
Transfer to (from)stage 2		(20)		(30)		(47)		(57)
Foreign exchange and other movements		(4)		(14)		(79)	[9]	(4)	[9]
Balance at end of year		250		292		250		292
Stage 1 [member] | Credit cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						338
Provision for credit losses
Balance at end of year		250		292		250		292
Stage 1 [member] | Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		986		1,009		1,147		997
Provision for credit losses
Remeasurement	[8]	(276)		(277)		(573)		(578)
Newly originated or purchased financial assets		122		132		236		277
Derecognition of financial assets and maturities		(33)		(32)		(64)		(70)
Changes in models and methodologies				7				(4)
Transfer to (from)stage 1		281		319		581		610
Transfer to (from)stage 2		(70)		(91)		(147)		(186)
Transfer to (from)stage 3		(1)		(2)		(2)		(4)
Foreign exchange and other movements		(11)		(61)		(180)	[9]	(38)	[9]
Balance at end of year		998		1,004		998		1,004
Stage 1 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[8]	(24)		9		(79)		(2)
Newly originated or purchased financial assets		348		317		681		675
Derecognition of financial assets and maturities		(292)		(296)		(590)		(611)
Transfer to (from)stage 1		28		38		54		63
Transfer to (from)stage 2		(11)		(16)		(30)		(38)
Transfer to (from)stage 3				(1)				(2)
Foreign exchange and other movements		(4)		(21)		(61)	[9]	(4)	[9]
Balance at end of period including off-balance sheet exposures		829		820		829		820
Less: Allowance for credits losses on off-balance sheet exposures	[7]	(125)		(153)		(125)		(153)
Stage 1 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		784		790		854		739
Stage 1 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of year	[7]	704		667		704		667
Stage 1 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						713
Provision for credit losses
Balance at end of year		704		667		704		667
Stage 2 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[3]					3,262
Provision for credit losses
Balance at end of year		3,040	[4]	3,212	[5]	3,040	[4]	3,212	[5]
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		411		409		424		398
Provision for credit losses
Remeasurement	[8]	45		66		88		102
Derecognition of financial assets and maturities		(8)		(7)		(19)		(13)
Changes in models and methodologies								(14)
Transfer to (from)stage 1		(59)		(49)		(117)		(92)
Transfer to (from)stage 2		64		65		128		120
Transfer to (from)stage 3		(24)		(24)		(50)		(49)
Foreign exchange and other movements		(10)		(8)		(35)	[9]
Balance at end of year		419		452		419		452
Stage 2 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						424
Provision for credit losses
Balance at end of year		419		452		419		452
Stage 2 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,111		1,225		1,215		1,154
Provision for credit losses
Remeasurement	[8]	234		317		462		596
Derecognition of financial assets and maturities		(26)		(35)		(58)		(76)
Changes in models and methodologies				(32)				(29)
Transfer to (from)stage 1		(138)		(157)		(287)		(303)
Transfer to (from)stage 2		70		77		136		162
Transfer to (from)stage 3		(107)		(122)		(224)		(246)
Foreign exchange and other movements		(14)		(45)		(114)	[9]	(30)	[9]
Balance at end of year		1,130		1,228		1,130		1,228
Stage 2 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						1,215
Provision for credit losses
Balance at end of year		1,130		1,228		1,130		1,228
Stage 2 [member] | Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		958		890		1,017		872
Provision for credit losses
Remeasurement	[8]	146		235		343		403
Derecognition of financial assets and maturities		(10)		(9)		(15)		(20)
Changes in models and methodologies								(7)
Transfer to (from)stage 1		(74)		(95)		(154)		(183)
Transfer to (from)stage 2		20		30		47		57
Transfer to (from)stage 3		(113)		(94)		(211)		(182)
Foreign exchange and other movements		(11)		(14)		(111)	[9]	3	[9]
Balance at end of year		916		943		916		943
Stage 2 [member] | Credit cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						1,017
Provision for credit losses
Balance at end of year		916		943		916		943
Stage 2 [member] | Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		2,480		2,524		2,656		2,424
Provision for credit losses
Remeasurement	[8]	425		618		893		1,101
Derecognition of financial assets and maturities		(44)		(51)		(92)		(109)
Changes in models and methodologies				(32)				(50)
Transfer to (from)stage 1		(271)		(301)		(558)		(578)
Transfer to (from)stage 2		154		172		311		339
Transfer to (from)stage 3		(244)		(240)		(485)		(477)
Foreign exchange and other movements		(35)		(67)		(260)	[9]	(27)	[9]
Balance at end of year		2,465		2,623		2,465		2,623
Stage 2 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[8]	112		123		226		190
Derecognition of financial assets and maturities		(90)		(26)		(151)		(53)
Transfer to (from)stage 1		(28)		(38)		(54)		(63)
Transfer to (from)stage 2		11		18		30		41
Transfer to (from)stage 3		(10)		(5)		(25)		(10)
Foreign exchange and other movements		(5)		(12)		(41)	[9]	(2)	[9]
Balance at end of period including off-balance sheet exposures		625		611		625		611
Less: Allowance for credits losses on off-balance sheet exposures	[7]	(50)		(22)		(50)		(22)
Stage 2 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		635		551		640		508
Stage 2 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of year	[7]	575		589		575		589
Stage 2 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						606
Provision for credit losses
Balance at end of year		575		589		575		589
Stage 3 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[3]					2,341
Provision for credit losses
Balance at end of year		2,408	[4]	2,201	[5]	2,408	[4]	2,201	[5]
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		834		711		840		645
Provision for credit losses
Remeasurement	[8]	84		112		174		201
Changes in models and methodologies								9
Transfer to (from)stage 1		(7)		(14)		(17)		(24)
Transfer to (from)stage 2		(54)		(52)		(108)		(97)
Transfer to (from)stage 3		24		24		50		49
Gross write-offs		(38)		(28)		(72)		(52)
Recoveries		4		4		11		12
Foreign exchange and other movements		(6)		(9)		(37)	[9]	5	[9]
Balance at end of year		841		748		841		748
Stage 3 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						840
Provision for credit losses
Balance at end of year		841		748		841		748
Stage 3 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		570		647		604		621
Provision for credit losses
Remeasurement	[8]	351		371		725		761
Changes in models and methodologies				(3)				5
Transfer to (from)stage 1		(3)		(4)		(6)		(8)
Transfer to (from)stage 2		(30)		(29)		(56)		(56)
Transfer to (from)stage 3		108		124		226		250
Gross write-offs		(495)		(517)		(984)		(1,075)
Recoveries		73		72		143		145
Foreign exchange and other movements		(8)		(44)		(86)	[9]	(26)	[9]
Balance at end of year		566		617		566		617
Stage 3 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						604
Provision for credit losses
Balance at end of year		566		617		566		617
Stage 3 [member] | Credit cards [member]
Provision for credit losses
Remeasurement	[8]	195		225		413		464
Transfer to (from)stage 3		113		94		211		182
Gross write-offs		(358)		(365)		(733)		(738)
Recoveries		49		49		108		91
Foreign exchange and other movements		1		(3)		1	[9]	1	[9]
Stage 3 [member] | Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,404		1,358		1,444		1,266
Provision for credit losses
Remeasurement	[8]	630		708		1,312		1,426
Changes in models and methodologies				(3)				14
Transfer to (from)stage 1		(10)		(18)		(23)		(32)
Transfer to (from)stage 2		(84)		(81)		(164)		(153)
Transfer to (from)stage 3		245		242		487		481
Gross write-offs		(891)		(910)		(1,789)		(1,865)
Recoveries		126		125		262		248
Foreign exchange and other movements		(13)		(56)		(122)	[9]	(20)	[9]
Balance at end of year		1,407		1,365		1,407		1,365
Stage 3 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[8]	343		211		603		390
Derecognition of financial assets and maturities		(5)		(11)		(8)		(19)
Transfer to (from)stage 2				(2)				(3)
Transfer to (from)stage 3		10		6		25		12
Gross write-offs		(208)		(163)		(406)		(303)
Recoveries		15		17		26		35
Foreign exchange and other movements		(37)		(54)		(136)	[9]	(64)	[9]
Balance at end of period including off-balance sheet exposures		1,001		836		1,001		836
Stage 3 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		883		832		897		788
Stage 3 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of year	[7]	1,001		836		1,001		836
Stage 3 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						897
Provision for credit losses
Balance at end of year		$ 1,001		$ 836		$ 1,001		$ 836

[1]	Excludes amounts associated with other assets of $(5). The provision for credit losses, net of these amounts, is $2,393.
[2]	Excludes amounts associated with other assets and reversal of impairment losses of $(18). The provision for credit losses, net of these amounts, is $2,560.
[3]	Excludes allowance for credit losses of $191 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
[4]	Excludes allowance for credit losses of $194 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
[5]	Excludes allowance for credit losses of $192 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
[6]	Allowance for credit losses on acceptances is recorded against the financial asset in the Consolidated Statement of Financial Position.
[7]	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.
[8]	Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.
[9]	Includes impact of divested operations.